UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2011
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Peloton Wealth Strategists
Address:	101 W. Kirkwood
		Suite 239
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Executive Director
Phone:		317-863-0311
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Indianapolis, IN    May 16, 2011

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		79

Form 13F Information Table Value Total:		$104,372,376

List of Other Included Managers:

NONE

                                 TITLE                     VALUE       SHARES/       SHRS/          INVS
NAME OF ISSUER                 OF CLASS      CUSIP       (X$1000)       PRN          PRN           DSCR
-------------------------------------------------------------------------------------------------------------
3M Company                       COM       88579Y101            851         9100     SHRS          SOLE
Abbott Laboratories              COM       002824100           1292        26350     SHRS          SOLE
Accenture                        COM       G1150G111           1303        23700     SHRS          SOLE
Aflac Inc                        COM       001055102            623        11800     SHRS          SOLE
Allergan Inc.                    COM       018490102           2003        28200     SHRS          SOLE
American Movil SA                ADR       02364W105            677        11650     SHRS          SOLE
American Tower Corp              COM       029912201           2669        51500     SHRS          SOLE
Apache Corp                      COM       037411105           1617        12350     SHRS          SOLE
Apple Corp.                      COM       037833100            563         1615     SHRS          SOLE
Banco Santander SA               ADR       05964H105           1348       115104     SHRS          SOLE
Becton Dickinson & Co            COM       075887109            951        11950     SHRS          SOLE
Blackrock Inc.                   COM       09247X101            884         4400     SHRS          SOLE
Canadian Natl Railway            ADR       136375102           1404        18650     SHRS          SOLE
CenturyLink                      COM       156700106           1996        48050     SHRS          SOLE
Chevrontexaco Corp               COM       166764100            228         2125     SHRS          SOLE
China Mobile LTD                 ADR       16941M109            546        11800     SHRS          SOLE
Cinemark                         COM       227111101            610        31500     SHRS          SOLE
Cisco Systems Inc.               COM       17275R102           1648        96100     SHRS          SOLE
Consol Energy Inc                COM       20854P109           2252        42000     SHRS          SOLE
Copano Energy Llc                COM       217202100            445        12500     SHRS          SOLE
Covance Inc                      COM       222816100           1814        33150     SHRS          SOLE
Cummins Inc.                     COM       231021106           1458        13300     SHRS          SOLE
Diageo PLC ADR                   ADR       386090302           1437        18850     SHRS          SOLE
Discovery Comm. Cl A             COM       25470F104           1045        26200     SHRS          SOLE
Eaton Corporation                COM       278058102           1658        29900     SHRS          SOLE
Ecolab Inc.                      COM       278865100           2750        53900     SHRS          SOLE
EMC Corporation                  COM       268648102           3902       146900     SHRS          SOLE
Encana Corporation               ADR       292505104           1241        35950     SHRS          SOLE
Endesa, S.A.                     ADR       292505104            311         5600     SHRS          SOLE
Express 1 Expidited Solutions    COM       815801105             70        33025     SHRS          SOLE
Express Scripts Inc.             COM       815801105           1268        22800     SHRS          SOLE
Exxon Mobile Corp.               COM       30231G102            210         2500     SHRS          SOLE
FedEx Corp                       COM       31428X106           1010        10800     SHRS          SOLE
Fiserv Inc. Wisc.                COM       337738108           1706        27200     SHRS          SOLE
Freeport McMoran Copper A        COM       35671D857           1772        31900     SHRS          SOLE
General Electric                 COM       369604103            299        14925     SHRS          SOLE
Google Inc Class A               COM       38259P508            211          360     SHRS          SOLE
Helmerich & Payne Inc            COM       423452101            326         4750     SHRS          SOLE
Hewlett-Packard Company          COM       428236103           1725        42100     SHRS          SOLE
Home Depot Inc.                  COM       427076102           1620        43700     SHRS          SOLE
Itron, Inc.                      COM       465741106            373         6600     SHRS          SOLE
J. M. Smucker Co.                COM       832696405           1271        17800     SHRS          SOLE
J.P. Morgan Chase & Co.          COM       46625H100            874        18950     SHRS          SOLE
Johnson & Johnson                COM       478160104           1309        22100     SHRS          SOLE
Johnson Controls Inc.            COM       478366107           1644        39550     SHRS          SOLE
Marsh and McLennan Cos.          COM       571748102           1508        50600     SHRS          SOLE
MasterCard                       COM       57636Q104           2498         9925     SHRS          SOLE
Maxim Integrated Products, In    COM       57772K101           1252        48900     SHRS          SOLE
McDonalds                        COM       580135101           1539        20220     SHRS          SOLE
Microsoft Corporation            COM       594918104           1556        61300     SHRS          SOLE
Millicom Intl Cellular           ADR       L6388F110            279         2900     SHRS          SOLE
Monsanto                         COM       61166W101           1944        26900     SHRS          SOLE
New York Cmnty Bancorp           COM       649445103           1597        92500     SHRS          SOLE
Nike Inc                         COM       654106103            693         9150     SHRS          SOLE
Norfolk Southern Corp            COM       655844108           2258        32600     SHRS          SOLE
Novartis A G Spon ADR            ADR       66987V109           1731        31850     SHRS          SOLE
NYSE Euronext                    COM       629491101           2884        82000     SHRS          SOLE
Pentair Inc                      COM       709631105            903        23900     SHRS          SOLE
PepsiCo Inc.                     COM       713448108           2158        33500     SHRS          SOLE
Petroleo Brasileiro Adrf         ADR       71654V408           1221        30200     SHRS          SOLE
Potash Corp.                     COM       73755L107            342         5800     SHRS          SOLE
Procter & Gamble                 COM       742718109           1626        26400     SHRS          SOLE
Qualcomm Inc                     COM       747525103           1354        24700     SHRS          SOLE
Questar Corporation              COM       748356102            988        56600     SHRS          SOLE
Raytheon Co.                     COM       755111507            725        14250     SHRS          SOLE
Schlumberger Ltd.                ADR       806857108           2611        28000     SHRS          SOLE
Steel Dynamics, Inc.             COM       858119100            766        40800     SHRS          SOLE
Stericycle Inc.                  COM       858912108            975        11000     SHRS          SOLE
Stryker Corp                     COM       863667101            918        15100     SHRS          SOLE
Teva Pharmaceuticals             ADR       881624209            740        14750     SHRS          SOLE
Thermo Fisher Scientific         COM       883556102           2239        40300     SHRS          SOLE
Toronto Dominion Bank            ADR       891160509            864         9750     SHRS          SOLE
Total S.A.                       ADR       286269105            985        16150     SHRS          SOLE
Transocean                       COM       893817106           1536        19700     SHRS          SOLE
United Technologies Corp.        COM       913017109           1397        16500     SHRS          SOLE
Vale SA                          ADR       204412209           1884        56500     SHRS          SOLE
VF Corporation                   COM       918204108           2069        21000     SHRS          SOLE
Waste Management Inc.            COM       94196L109           2274        60900     SHRS          SOLE
Whirlpool Corp                   COM       963320106            845         9900     SHRS          SOLE
